UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended 03/31/05

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON AUGUST 5, 2005.

Institutional Manager Filing this Report:

Name:       Abrams Bison Investments, L.L.C.

Address:    7315 Wisconsin Ave., Suite 700E
            Bethesda, MD 20814


13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams              Bethesda, Maryland             8/11/05
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total: $295,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P.,


FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2   COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7 COLUMN 8

                                TITLE                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------                  --------     -----       --------  -------   --- ---   ----------  --------   ----     ------   ----
Autozone, Inc.                   COM         053332102   26,061      340,100 SH   5     Defined     1           340,100
Aviall, Inc.                     COM         05366B102   53,287    1,903,100 SH   2     Defined     1         1,903,100
Blockbuster Inc.                CL A         093679108    2,790      316,000 SH   11    Defined     1           316,000
Blockbuster Inc.                CL B         093679207   15,333    1,834,100 SH   9     Defined     1         1,834,100
Hasbro Inc.                      COM         418056107   54,806    2,680,000 SH   1     Defined     1         2,680,000
Heidrick & Struggles Inc.        COM         422819102   27,221      740,291 SH   4     Defined     1           740,291
Maytag Corporation               COM         578592107   21,936    1,570,200 SH   6     Defined     1         1,570,200
Merck & Co. Inc.                 COM         589331107    1,619       50,000 SH   12    Defined     1            50,000
Office Depot, Inc.               COM         676220106   15,526      700,000 SH   8     Defined     1           700,000
Pfizer Inc.                      COM         717081103    7,881      300,000 SH   10    Defined     1           300,000
United Defense Industries Inc.   COM         91018B104   19,280      262,600 SH   7     Defined     1           262,600
RenaissanceRe Holdings Ltd.      COM         G7496G103   49,502    1,060,000 SH   3     Defined     1         1,060,000




02802.0001 #592408